--------------------------------------------------------------------------------

                                SOUND SHORE FUND
           TWO PORTLAND SQUARE, PORTLAND, ME 04101 -- 1-800-754-8758
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                 January 1, 1999

Dear Shareholder:

    The Sound Shore Fund gained 16.3% during the fourth quarter and ended 1998 with a net asset value of $29.62, after a year-end income distribution of $0.14. The yearly total return performance of 4.4%, was in the top third of our "peer group" of mid-cap value managers, which gained 1.4%, according to Morningstar. Nevertheless, these results trailed the two most widely followed indices by a large margin. The Standard & Poor's 500 gained 21.3% and 28.6% and the Dow Jones Industrials gained 17.6% and 18.2% for the quarter and year, respectively.

    The market in 1998, according to one Morningstar analyst, was propelled by "the biggest of the big, the priciest of the pricey, or the nuttiest of the Net". Most problematic was the lack of breadth - performance was driven by far too few companies. It was reported that just five stocks - Cisco Systems, General Electric, Lucent Technologies, Microsoft Corporation, and Wal-Mart Stores - accounted for 26% of the entire S&P 500 gain in 1998. Salomon Smith Barney calculated that 88% of the gain for the year came from fifty stocks and 66% of all U.S. common stocks declined for the year.

    As value investors we have employed our low absolute and relative P/E style for twenty years and we have to go back to the energy crisis of 1979-1980 to find a period with as large a discrepancy in valuations and results. Historically, our investment style has been successful in both rising and declining markets. The most difficult environments have been narrow, theme-driven markets such as those dominated by the oil stocks in 1980, multinationals in 1990, and now the nifty few in 1998. Our disciplined approach is predicated on the belief that the surges in investor sentiment for individual stocks by nature are self-correcting.

    The prospects in 1999 for the Sound Shore Fund are enhanced from both the contrarian and the fundamental viewpoint.

    - It is rare that our successful long-term precepts (insistence on value and indifference toward company market size) work against us at the same time.

    - Our holdings are as inexpensive as we can recall, selling at 60% of the S&P 500's P/E on consensus 1999 earnings estimates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    - Most of our holdings are meeting or exceeding earnings expectations and their consensus estimates for 1999 indicate better earnings performance than for the market as a whole.

    We have recently launched our new web site, www.soundshorefund.com. We encourage you to use the site and we believe it will enhance our ability to communicate with shareholders. Thank you for your continued support.

Sincerely,

             [SIG]

T. GIBBS KANE, JR.

PRESIDENT

    THE FUND'S 1-, 5-, AND 10-YEAR AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING 12/31/98 WERE 4.4%, 19.9%, AND 17.1%, RESPECTIVELY. MORNINGSTAR MID-CAP VALUE FUNDS AVERAGE TOTAL RETURN PERFORMANCE FOR PERIODS ENDING 12/31/98 ARE: 3 MONTHS 14.0%, 1 YEAR 1.4%, 5 YEARS 14.5% AND 10 YEARS 13.4%. AS OF 12/31/98, THE
FUND'S NUMERIC RANKING WITHIN ITS MID-CAP VALUE MORNINGSTAR CATEGORY FOR THE 1-, 5-, AND 10-YEAR PERIODS WERE 74 OF 222 FUNDS, 6 OF 72 FUNDS, AND 5 OF 36 FUNDS, RESPECTIVELY. THESE RANKINGS ARE BASED ON FUND PERFORMANCE.

    THE S&P 500 IS AN UNMANAGED INDEX REPRESENTING THE AVERAGE PERFORMANCE OF 500 WIDELY HELD, PUBLICLY TRADED, LARGE CAPITALIZATION STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE INDEX. MORNINGSTAR'S MID-CAP VALUE FUNDS HAVE A COMBINED RELATIVE PRICE/EARNINGS AND RELATIVE PRICE/BOOK FIGURE OF LESS THAN
1.75 AND HAVE A MEDIAN MARKET CAPITALIZATION GREATER THAN THE 250TH LARGEST U.S. STOCK, BUT LESS THAN OR EQUAL TO THE 1,000TH LARGEST U.S. STOCK.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE FUND'S AVERAGE ANNUAL TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The following chart reflects a comparison in the change in value of a $10,000 investment in Sound Shore Fund, including reinvested dividends and distributions, and the performance of the Standard & Poor's 500 Index (the "S&P 500"). The S&P 500 is a market weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends. The Index excludes the effect of any expenses, which have been deducted from the Fund's return. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE CANNOT PREDICT NOR GUARANTEE FUTURE RESULTS.

                       SOUND SHORE FUND VS. S&P 500 INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                           SOUND SHORE FUND     S&P 500 INDEX
12/31/88                                           $10,000.00        $10,000.00
01/31/89                                           $10,781.37        $10,730.23
02/28/89                                           $10,710.34        $10,463.48
03/31/89                                           $11,033.94        $10,707.30
04/30/89                                           $11,523.28        $11,262.64
05/31/89                                           $11,846.88        $11,663.14
06/30/89                                           $11,902.13        $11,650.94
07/31/89                                           $12,371.53        $12,701.97
08/31/89                                           $12,673.86        $12,949.46
09/30/89                                           $12,626.12        $12,896.73
10/31/89                                           $12,164.68        $12,597.65
11/30/89                                           $12,180.59        $12,853.51
12/31/89                                           $12,241.60        $13,161.74
01/31/90                                           $11,617.48        $12,278.59
02/28/90                                           $11,965.20        $12,437.90
03/31/90                                           $12,054.36        $12,767.24
04/30/90                                           $11,644.23        $12,449.21
05/31/90                                           $12,571.49        $13,660.41
06/30/90                                           $12,571.49        $13,568.32
07/31/90                                           $12,553.45        $13,524.96
08/31/90                                           $11,471.26        $12,303.92
09/30/90                                           $10,659.61        $11,705.95
10/31/90                                           $10,226.74        $11,656.47
11/30/90                                           $10,578.45        $12,408.47
12/31/90                                           $10,939.18        $12,753.93
01/31/91                                           $11,608.36        $13,307.97
02/28/91                                           $12,472.71        $14,258.54
03/31/91                                           $12,751.53        $14,603.46
04/30/91                                           $12,788.71        $14,637.78
05/31/91                                           $13,792.47        $15,267.50
06/30/91                                           $13,058.24        $14,568.55
07/31/91                                           $13,687.21        $15,247.03
08/31/91                                           $13,968.84        $15,607.19
09/30/91                                           $14,846.80        $15,345.93
10/31/91                                           $14,828.03        $15,551.38
11/30/91                                           $14,236.61        $14,926.84
12/31/91                                           $14,466.39        $16,631.03
01/31/92                                           $14,752.47        $16,321.10
02/29/92                                           $15,162.53        $16,532.78
03/31/92                                           $15,076.70        $16,211.55
04/30/92                                           $15,086.24        $16,686.90
05/31/92                                           $15,162.53        $16,768.50
06/30/92                                           $15,086.24        $16,519.16
07/31/92                                           $15,959.55        $17,193.86
08/31/92                                           $15,508.50        $16,842.25
09/30/92                                           $15,815.60        $17,040.23
10/31/92                                           $16,372.22        $17,098.73
11/30/92                                           $17,331.90        $17,679.35
12/31/92                                           $17,528.64        $17,896.26
01/31/93                                           $17,766.09        $18,045.75
02/28/93                                           $17,755.30        $18,291.60
03/31/93                                           $18,575.61        $18,677.52
04/30/93                                           $18,143.87        $18,226.08
05/31/93                                           $18,500.05        $18,712.21
06/30/93                                           $18,413.70        $18,766.85
07/31/93                                           $18,262.15        $18,691.35
08/31/93                                           $18,673.51        $19,399.10
09/30/93                                           $18,543.61        $19,245.96
10/31/93                                           $19,019.92        $19,643.75
11/30/93                                           $18,976.62        $19,457.37
12/31/93                                           $19,624.94        $19,692.69
01/31/94                                           $20,326.68        $20,361.55
02/28/94                                           $20,053.12        $19,809.35
03/31/94                                           $19,517.89        $18,946.85
04/30/94                                           $19,577.36        $19,190.01
05/31/94                                           $19,613.04        $19,504.13
06/30/94                                           $19,915.70        $19,026.48
07/31/94                                           $19,614.70        $19,650.79
08/31/94                                           $20,392.11        $20,455.06
09/30/94                                           $19,985.47        $19,955.75
10/31/94                                           $20,033.31        $20,402.60
11/30/94                                           $19,507.06        $19,660.56
12/31/94                                           $19,682.88        $19,951.60
01/31/95                                           $20,039.36        $20,468.58
02/28/95                                           $20,803.25        $21,265.51
03/31/95                                           $21,236.12        $21,892.01
04/30/95                                           $21,401.63        $22,536.22
05/31/95                                           $22,483.80        $23,435.17
06/30/95                                           $23,107.64        $23,979.19
07/31/95                                           $23,569.03        $24,773.87
08/31/95                                           $23,850.99        $24,835.90
09/30/95                                           $24,312.37        $25,883.45
10/31/95                                           $23,940.70        $25,791.02
11/30/95                                           $25,068.53        $26,922.09
12/31/95                                           $25,562.83        $27,440.66
01/31/96                                           $26,956.97        $28,373.51
02/29/96                                           $26,463.72        $28,637.30
03/31/96                                           $27,139.39        $28,913.07
04/30/96                                           $28,209.20        $29,338.90
05/31/96                                           $29,532.38        $30,094.35
06/30/96                                           $29,124.17        $30,209.04
07/31/96                                           $27,994.78        $28,875.01
08/31/96                                           $29,025.34        $29,484.97
09/30/96                                           $30,507.67        $31,143.02
10/31/96                                           $31,312.36        $32,001.67
11/30/96                                           $33,938.19        $34,418.47
12/31/96                                           $34,067.63        $33,736.64
01/31/97                                           $35,746.69        $35,843.15
02/28/97                                           $36,123.30        $36,124.52
03/31/97                                           $34,789.47        $34,643.05
04/30/97                                           $36,217.45        $36,709.41
05/31/97                                           $38,602.66        $38,942.92
06/30/97                                           $40,423.28        $40,686.67
07/31/97                                           $44,072.38        $43,923.09
08/31/97                                           $44,899.37        $41,464.27
09/30/97                                           $46,950.77        $43,733.78
10/31/97                                           $41,968.93        $42,274.82
11/30/97                                           $45,362.15        $44,230.16
12/31/97                                           $46,469.28        $44,989.19
01/31/98                                           $46,290.37        $45,486.28
02/28/98                                           $49,754.82        $48,764.06
03/31/98                                           $51,462.66        $51,260.27
04/30/98                                           $51,787.96        $51,775.80
05/31/98                                           $49,657.23        $50,886.81
06/30/98                                           $48,774.75        $52,952.20
07/31/98                                           $46,525.11        $52,389.85
08/31/98                                           $46,330.46        $44,824.75
09/30/98                                           $41,716.11        $47,696.54
10/31/98                                           $46,231.68        $51,572.79
11/30/98                                           $47,486.92        $54,697.23
12/31/98                                           $48,516.21        $57,847.13
Value on 12/31/98
Sound Shore Fund:                                     $48,516
S&P 500 Index:                                        $57,847
AVERAGE ANNUAL TOTAL RETURN                            1 Year            5 Year    10 Year
Sound Shore Fund                                        4.40%            19.83%     17.10%
S&P 500 Index                                          28.58%            24.03%     19.18%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               SHARES OR
                                                              FACE AMOUNT        VALUE
                                                              ------------   -------------
COMMON STOCK (96.2%)
------------------------------------------------------------------------------------------

AUTOMOTIVE (9.6%)
Borg-Warner Automotive, Inc.                                      614,100    $  34,274,455
Ford Motor Co.                                                    710,500       41,697,469
Magna International, Inc., Class A                                926,000       57,412,000
Republic Industries, Inc.*                                      3,713,800       54,778,550
                                                                             -------------
                                                                               188,162,474
                                                                             -------------

BANKS (7.3%)
Bank One Corp.                                                  1,157,500       59,104,844
First Union Corp.                                               1,387,500       84,377,344
                                                                             -------------
                                                                               143,482,188
                                                                             -------------

BASIC MATERIALS (1.4%)
Crompton & Knowles Corp.                                        1,286,800       26,620,675
                                                                             -------------

BUILDING & BUILDING MATERIALS (2.6%)
American Standard Cos., Inc.*                                     760,900       27,344,844
Kaufman & Broad Home Corp.                                        819,900       23,572,125
                                                                             -------------
                                                                                50,916,969
                                                                             -------------

CAPITAL GOODS (0.0%)
Albany International Corp., Class A                                 3,777           71,532
                                                                             -------------

COMMUNICATIONS (5.2%)
AT&T Co.                                                          715,000       53,803,750
Century Telephone Enterprises, Inc.                               703,100       47,459,250
                                                                             -------------
                                                                               101,263,000
                                                                             -------------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               SHARES OR
                                                              FACE AMOUNT        VALUE
                                                              ------------   -------------
CONSUMER PRODUCTS (15.3%)
American Greetings Corp.                                        1,143,900    $  46,971,394
Brunswick Corp.                                                 1,715,000       42,446,250
Hasbro, Inc.                                                    1,587,800       57,359,275
Kimberly-Clark Corp.                                              976,000       53,192,000
Minnesota Mining & Manufacturing Co.                              396,500       28,201,063
Polaris Industries, Inc.                                          422,500       16,556,719
UST, Inc.                                                       1,603,600       55,925,550
                                                                             -------------
                                                                               300,652,251
                                                                             -------------

ENERGY (6.3%)
Enron Corp.                                                       986,100       56,269,330
Sunoco, Inc.                                                    1,197,500       43,184,844
Weatherford International*                                      1,246,500       24,150,938
                                                                             -------------
                                                                               123,605,112
                                                                             -------------

FINANCIAL (4.2%)
Fannie Mae                                                      1,101,000       81,474,000
                                                                             -------------

HEALTHCARE (3.0%)
Beverly Enterprises, Inc.*                                      2,113,000       14,262,750
Mallinckrodt Group, Inc.                                        1,472,500       45,371,405
                                                                             -------------
                                                                                59,634,155
                                                                             -------------

INSURANCE (15.0%)
Allstate Corp.                                                  1,551,500       59,926,687
Ambac Financial Group, Inc.                                       427,200       25,712,100
Loews Corp.                                                       762,500       74,915,625
MBIA, Inc.                                                        762,400       49,984,850
PartnerRe Ltd.                                                  1,059,800       48,485,850
PMI Group, Inc.                                                   717,600       35,431,500
                                                                             -------------
                                                                               294,456,612
                                                                             -------------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               SHARES OR
                                                              FACE AMOUNT        VALUE
                                                              ------------   -------------
PROFESSIONAL SERVICES (2.4%)
GTECH Holdings Corp.*                                             589,500    $  15,105,938
Valassis Communications, Inc.*                                    633,100       32,683,788
                                                                             -------------
                                                                                47,789,726
                                                                             -------------

RESTAURANTS & LODGING (3.1%)
Tricon Global Restaurants, Inc.*                                1,220,900       61,197,613
                                                                             -------------

TECHNOLOGY (9.7%)
IBM Corp.                                                         204,500       37,781,375
Parametric Technology Corp.*                                    3,899,700       63,857,588
Texas Instruments, Inc.                                           706,500       60,449,905
Varian Associates, Inc.                                           720,200       27,277,575
                                                                             -------------
                                                                               189,366,443
                                                                             -------------

TRANSPORTATION (2.7%)
Delta Airlines, Inc.                                              190,000        9,880,000
Southwest Airlines Co.                                          1,887,750       42,356,390
                                                                             -------------
                                                                                52,236,390
                                                                             -------------

UTILITIES (8.4%)
CalEnergy Co., Inc.*                                            2,146,000       74,439,375
Citizens Utilities Co.*                                         2,748,300       22,329,938
Texas Utilities Co.                                             1,467,000       68,490,563
                                                                             -------------
                                                                               165,259,876
                                                                             -------------
TOTAL COMMON STOCK (COST $1,619,338,941)                                     $1,886,189,016
                                                                             -------------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONCLUDED)
DECEMBER 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               SHARES OR
                                                              FACE AMOUNT        VALUE
                                                              ------------   -------------
SHORT-TERM HOLDINGS (2.7%)
------------------------------------------------------------------------------------------

MONEY MARKET HOLDINGS (2.7%)
------------------------------------------------------------------------------------------
Dreyfus Government Cash Management Fund                        50,396,335    $  50,396,335
Forum Daily Assets Cash Fund                                    1,817,670        1,817,670
Forum Daily Assets Government Fund                              1,062,510        1,062,510
                                                                             -------------
TOTAL MONEY MARKET HOLDINGS (COST $53,276,515)                               $  53,276,515
                                                                             -------------
TOTAL SHORT-TERM HOLDINGS (COST $53,276,515)                                 $  53,276,515
                                                                             -------------
TOTAL INVESTMENTS (98.9%) (COST $1,672,615,456)                              $1,939,465,531
OTHER ASSETS LESS LIABILITIES (1.1%)                                            22,021,281
                                                                             -------------
NET ASSETS (100.0%) (66,215,215 SHARES OUTSTANDING)                          $1,961,486,812
                                                                             -------------
                                                                             -------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)                    $       29.62
                                                                             -------------
                                                                             -------------

AT DECEMBER 31, 1998, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------------------
Par Value                                                                    $      66,215
Paid in Capital                                                              1,781,107,404
Unrealized Appreciation on Investments                                         266,850,075
Accumulated Net Realized Loss on Investments                                   (86,536,882)
                                                                             -------------
NET ASSETS                                                                   $1,961,486,812
                                                                             -------------
                                                                             -------------

* Non-income producing security.

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
    Dividends.....................................  $25,076,148
    Interest......................................    6,794,528
                                                    -----------
        Total Income..............................   31,870,676
                                                    -----------
Expenses:
    Investment adviser fee (Note 3)...............   13,562,484
    Administration fee (Note 3)...................    1,808,331
    Transfer agent fee (Note 3)...................    1,783,355
    Custodian fee.................................      204,616
    Accounting fee (Note 3).......................      133,122
    Legal fee.....................................        8,350
    Auditing fee..................................       25,750
    Directors' fees and expenses (Note 3).........       33,277
    Registration fees.............................      290,120
    Miscellaneous.................................      166,211
                                                    -----------
        Total Expenses............................   18,015,616
    Fees waived (Note 3)..........................      (25,047)
                                                    -----------
    Net Expenses..................................   17,990,569
                                                    -----------
Net Investment Income.............................   13,880,107
                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments sold.............  (84,757,185)
Net change in unrealized appreciation of
 investments......................................  113,919,945
                                                    -----------
Net realized and unrealized gain on investments...   29,162,760
                                                    -----------
Net increase in net assets resulting from
 operations.......................................  $43,042,867
                                                    -----------
                                                    -----------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                              1998           1997
                                                           -------------  -------------
Operations:
    Net investment income................................  $  13,880,107  $   4,136,471
    Net realized gain (loss) on investments sold.........    (84,757,185)    37,617,224
    Net change in unrealized appreciation of
      investments........................................    113,919,945    128,043,327
                                                           -------------  -------------
    Increase in net assets from operations...............     43,042,867    169,797,022

Dividends to shareholders from net investment income.....    (13,133,750)    (4,140,113)

Dividends to shareholders in excess of net investment
 income..................................................             --        (19,001)

Dividends to shareholders from net realized gains........             --    (37,617,224)

Dividends to shareholders in excess of net realized
 gains...................................................             --       (986,085)

Return of Capital........................................       (563,092)            --

Capital share transactions (Note 5)......................    618,454,819  1,053,789,481
                                                           -------------  -------------
    Total increase.......................................    647,800,844  1,180,824,080

Net assets:
    Beginning of the year................................  1,313,685,968    132,861,888
                                                           -------------  -------------
    End of year (Including line (A)).....................  $1,961,486,812 $1,313,685,968
                                                           -------------  -------------
                                                           -------------  -------------
    (A) Accumulated undistributed (distributions in
        excess of) net investment income.................  $          --  $      (1,487)
                                                           -------------  -------------
                                                           -------------  -------------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1.  ORGANIZATION

Sound Shore Fund, Inc. (the "Fund") was incorporated on February 19, 1985, as a no-load, diversified, open-end management investment company under the Investment Company Act of 1940.

2.  SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

  A) SECURITY VALUATION

  Securities traded on a national securities exchange are valued at the last reported sales price. Common stocks which are not so traded, for which no sale was reported, and over-the-counter securities are valued at the mean between the closing bid and asked prices. Instruments having sixty days or less remaining until maturity are stated at amortized cost which approximates market value. Debt instruments having a remaining maturity of more than sixty days are valued at the mean between the last reported bid and asked price obtained from a dealer maintaining an active market in that security, or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

  B) INVESTMENT INCOME

  Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.

  C) DIVIDENDS TO SHAREHOLDERS

  Dividends from net investment income, if any, are declared and paid semi-annually. Capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatment of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

  D) FEDERAL TAXES

  The Fund intends to qualify, and continue to qualify, each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net

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                                       10

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SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

  E) REALIZED GAIN AND LOSS

  Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost.

3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

The Fund's investment adviser is Sound Shore Management, Inc. ("Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee, at an annual rate of 0.75% of the Fund's average daily net assets.

OTHER SERVICES

Under an Administration Agreement, the Fund pays an administration fee to Forum Administrative Services, LLC ("FAdS") at an annual rate of 0.10% of the Fund's average daily net assets.

Pursuant to a Fund Accounting Agreement, Forum Accounting Services, LLC ("FAcS"), an affiliate of FAdS, provides portfolio accounting services to the Fund. FAcS is paid a fee at an annual rate of $60,000 per year. Prior to January 29, 1998, FAcS was paid a fee at an annual rate of 0.075% of the Fund's average daily net assets.

Effective January 29, 1998, under a Transfer Agency Agreement, Forum Shareholder Services, LLC ("FSS"), an affiliate of FAdS, provides transfer agency services to the Fund. FSS is paid a fee at an annual rate of 0.10% of the Fund's average daily net assets. Prior to January 29, 1998, Forum Financial Corp. was the Fund's transfer agent and was paid a fee at an annual rate of 0.075% of the Fund's average daily net assets, plus certain other fees and expenses.

Pursuant to a Distribution Agreement, Forum Financial Services, Inc. acts as distributor of the Fund's shares and is not paid any fee for its distribution services.

The Fund pays Directors who are unaffiliated with the Adviser or FAdS $1,000 per meeting attended, plus $750 per quarter.

Fees for investment advisory and other related parties in the amount of $1,234,410 and $334,175, respectively, are payable at December 31, 1998.

FAdS has voluntarily undertaken to assume certain expenses of the Fund. For the year ended December 31, 1998, FAdS reimbursed expenses in the amount of $25,047.

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                                       11

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SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

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--------------------------------------------------------------------------------

4.  PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sales of securities (excluding short-term investments) for the year ended December 31, 1998, aggregated $1,384,729,790 and $731,183,666, respectively.

For federal income tax purposes, the tax basis of investment securities owned as of December 31, 1998, was $1,673,717,220, and the net unrealized appreciation of investment securities was $265,748,311. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $393,621,513, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $127,873,202.

5.  CAPITAL STOCK

As of December 31, 1998, 100,000,000 shares of $.001 par value stock were authorized, and capital paid in amounted to $1,781,173,619. Transactions in capital stock were as follows:

                                                                              FOR THE YEAR ENDED
                                                        ---------------------------------------------------------------
                                                               DECEMBER 31, 1998               DECEMBER 31, 1997
                                                        -------------------------------  ------------------------------
                                                           SHARES           AMOUNT          SHARES          AMOUNT
                                                        -------------  ----------------  ------------  ----------------
Sale of Shares........................................     51,045,753  $  1,504,978,826    44,779,211  $  1,186,548,003
Reinvestment of Dividends.............................        418,730        12,344,557     1,423,166        39,625,513
Redemption of Shares..................................    (31,229,053)     (898,868,564)   (6,343,176)     (172,384,035)
                                                        -------------  ----------------  ------------  ----------------
Net increase from capital transactions................     20,235,430  $    618,454,819    39,859,201  $  1,053,789,481
                                                        -------------  ----------------  ------------  ----------------
                                                        -------------  ----------------  ------------  ----------------

Of the 66,215,215 shares outstanding as of December 31, 1998, the Employees' Profit Sharing Plan of Sound Shore Management, Inc. owned 304,848 shares.

6.  FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR (UNAUDITED)

For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income.
The percentage of qualifying dividends eligible for the corporate dividends received deduction is 100.0%.
As of December 1998, the Fund had a capital loss carry forward in the amount of $85,444,155, expiring December 31, 2006.

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                                       12

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                            ---------------------------------------------------------------------------
                                                 1998            1997             1996           1995          1994
                                            --------------  ---------------  --------------  ------------  ------------
Net Asset Value, Beginning of Period......   $       28.57   $        21.71   $     18.16     $   15.46     $   16.50
                                            --------------  ---------------  --------------      ------        ------
Investment Operations
  Net Investment Income...................            0.21             0.12          0.13          0.25          0.22
  Net Realized and Unrealized Gain (Loss)
    on Investments........................            1.05             7.75          5.90          4.33         (0.17)
                                            --------------  ---------------  --------------      ------        ------
Total from Investment Operations..........            1.26             7.87          6.03          4.58          0.05
                                            --------------  ---------------  --------------      ------        ------
Distributions From
    Net Investment Income.................           (0.20)           (0.12)        (0.13)        (0.21)        (0.22)
    In Excess of Net Investment Income....              --               --(a)           --          --            --
    Net Realized Gains....................              --            (0.87)        (2.35)        (1.67)        (0.87)
    In Excess of Net Realized Gains.......              --            (0.02)           --            --            --
    Return of Capital.....................           (0.01)              --            --            --            --
                                            --------------  ---------------  --------------      ------        ------
Total Distributions.......................           (0.21)           (1.01)        (2.48)        (1.88)        (1.09)
                                            --------------  ---------------  --------------      ------        ------
Net Asset Value, End of Period............   $       29.62   $        28.57   $     21.71     $   18.16     $   15.46
                                            --------------  ---------------  --------------      ------        ------
                                            --------------  ---------------  --------------      ------        ------
Total Return..............................            4.40%           36.40%        33.27%        29.87%         0.30%
Ratio/Supplementary Data
Net Assets at End of Period (in
 thousands)...............................      $1,961,487       $1,313,686       $132,862       $67,602       $59,993
Ratios to Average Net Assets:
    Expenses..............................            0.99%            1.08%          1.15 %        1.15 %        1.22 %
    Net Investment Income.................            0.77%            0.62%          0.70 %        1.41 %        1.32 %
Portfolio Turnover Rate...................           44.16%           53.39%         69.31 %       53.01 %       75.52 %

(a) In 1997, the Fund distributed an amount in excess of net investment income of less than $0.01 per share.

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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SOUND SHORE FUND, INC.
INDEPENDENT AUDITOR'S REPORT

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
SOUND SHORE FUND, INC.

We have audited the accompanying statement of net assets of Sound Shore Fund, Inc. as of December 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Sound Shore Fund, Inc. as of December 31, 1998, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Boston, Massachusetts
February 5, 1999

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                                       14

----------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
----------------------------------------------

SOUND SHORE FUND, INC.
       Two Portland Square
       Portland, Maine 04101
       http://www.soundshorefund.com

INVESTMENT ADVISER
       Sound Shore Management, Inc.
       P.O. Box 1810
       8 Sound Shore Drive
       Greenwich, Connecticut 06836

ADMINISTRATOR
       Forum Administrative Services, LLC
       Two Portland Square
       Portland, Maine 04101

TRANSFER AGENT & DIVIDEND
   DISBURSING AGENT
       Forum Shareholder Services, LLC
       Two Portland Square
       Portland, Maine 04101

                     [LOGO]

                                  ANNUAL REPORT
                                DECEMBER 31, 1998